Income Tax Benefit (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Benefit [Abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 37,202,960	$ 34,749,580
Potential tax benefit @ 27.5%	$ 10,230,814	$ 9,556,135